SHARE-BASED COMPENSATION (Detail) - USD ($)		12 Months Ended
	Mar. 26, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Subordinated performance fee due upon termination to affiliate		$ 32,640,000	$ 0	$ 0
Restricted Stock | KBS Capital Advisors LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Subordinated performance fee due upon termination to affiliate		32,600,000
Fair value of stock		$ 9.57
Restricted Stock | KBS Capital Advisors LLC | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock (in shares)	3,411,737
Period after vesting as requirement for redemption	60 days
Requirement of redemption of stock percent in cash	50.00%
Period after full vesting as requirement for redemption	60 days
Requirement of redemption of stock percent at net asset value price of share	0.6667%